Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 2.50	$ 2.50
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	1,330,338	1,330,338
Common stock, shares outstanding	1,330,338	1,330,338